Equity method investment (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Carrying Value of our Equity Method Investment
The table below sets forth the carrying value of our equity method investment:

(in millions of $)	2025	2024
As of January 1	0.3	—
Additions	—	0.3
Share options expense to employees of acquiree (1)	0.1	—
Equity in net income (loss) (2)	—	—
As of December 31	0.4	0.3

(1) This pertains to 40% of the share options granted by the Company to employees of 2020 Bulkers Management.

(2) Equity in net income (loss) from equity method investment for the years ended December 31, 2025 and 2024 amounted to $7,000 and ($11,000), respectively.